OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 146	$ 93
Government authorities	56	37
Receivables on account of share Capital	54	22
Forward and cylinder contracts	31
Other	36	6
Other accounts receivable and prepaid expenses	$ 323	$ 158